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1(212) 318-6275

rachaelschwartz@paulhastings.com

August 17, 2011	78116.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”)
Pre-effective Amendment No. 3 to the Registration Statement on Form N-2

Ladies and Gentlemen

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The filing has been marked to show changes made since the filing of the Fund’s Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 on July 28, 2011 (SEC Accession No. 0001047469-11-006709) and reflects additional disclosure in response to additional comments received from the Staff regarding the Fund’s name and the use of the word “global.”  Additionally, we have included the required exhibits in Part C.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP

Enclosures